Long-Term Debt (Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 4,423	$ 4,623
Long-term debt due currently	44	46
Long-term debt, less amounts due currently	4,379	4,577
Line of Credit [Member] | Vistra Operations Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	4,323	4,515
Unamortized debt premium	21	25
Unamortized debt discount	2	2
Unamortized debt issuance expense	7	8
Mandatorily Redeemable Preferred Stock [Member] | PrefCo Mandatorily Redeemable Preferred Stock [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	70	70
Construction Loans [Member] | Building Financing 8.82% due semiannually through February 11, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 30	36
Stated debt interest rate (percent)	8.82%
Capital Lease Obligations [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 0	$ 2